UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21376
Goldman Sachs Hedge Fund Partners Registered Fund, LLC
(Exact name of registrant as specified in charter)
701 Mount Lucas Road
Princeton, New Jersey 08540
(Address of principal executive offices) (Zip code)
Peter V. Bonnano
Secretary
Goldman Sachs Hedge Fund Strategies LLC
701 Mount Lucas Road
Princeton, New Jersey 08540
(Name and address of agent for service)
registrant’s telephone number, including area code: (609) 497-5500
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
As of the end of the reporting period, the Registrant had not yet commenced operations. The Report to Members is attached herewith.
Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Report to Members
June 30, 2007
TABLE OF CONTENTS

STATEMENT OF ASSETS, LIABILITIES AND MEMBER’S CAPITAL (UNAUDITED)	2

NOTES TO STATEMENT OF ASSETS, LIABILITIES AND MEMBER’S CAPITAL (UNAUDITED)	3

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Statement of Assets, Liabilities and Member’s Capital
(unaudited)
June 30, 2007

Assets
Investment in the Master Fund	$100,000
Deferred offering costs	187,000

Total Assets	287,000

Liabilities
Payable for deferred offering costs	187,000

Net Assets – Member’s Capital
1,000 units outstanding; 5,000,000 units authorized $100.00 NAV per unit	$100,000

The accompanying notes are an integral part of the financials statements.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
(unaudited)
June 30, 2007
NOTE 1. Organization
Goldman Sachs Hedge Fund Partners Registered Fund, LLC (the “Fund”) was organized as a Delaware limited liability company on May 19, 2003. The Fund is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund has had no operations through June 30, 2007 other than those related to organizational matters and the sale and issuance of $100,000 of limited liability company units (“Interests”) of the Fund to The Goldman Sachs Group Inc., the parent of Goldman Sachs Hedge Fund Strategies LLC (the “Adviser”), the investment adviser to Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”).
The Fund’s investment objective is to target attractive long-term risk-adjusted absolute returns with lower volatility than, and minimal correlation to, the broad equity markets by investing substantially all of its assets in the Master Fund. Pursuant to an investment advisory agreement between the Master Fund and the Adviser, the Adviser will be responsible for developing, implementing and supervising the Master Fund’s investment program. The Master Fund intends to pursue its investment objective by investing primarily in a portfolio of privately placed investment vehicles (“Investment Funds”), managed by portfolio managers or management teams (“Investment Managers”) that utilize investment strategies within or related to one or more of the following four hedge fund sectors: equity long/short, event driven, relative value and tactical trading. The Adviser may allocate the Master Fund’s assets among the four hedge fund sectors in a manner consistent with the Master Fund’s investment objective. In order to determine such allocation, the Adviser intends to periodically establish a model allocation among the four hedge fund sectors that, if made, would result in each sector contributing a roughly equivalent amount to the expected portfolio risk of the Master Fund. The Adviser intends to utilize this model allocation as a benchmark and to allocate the Master Fund’s assets to the Investment Funds in a manner roughly consistent with such benchmark or, in its sole discretion, to make strategic allocations to Investment Funds which utilize strategies within particular hedge fund sectors when it believes that market conditions or other factors merit an overweighting or underweighting to one or more of the hedge fund sectors.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
(unaudited)
June 30, 2007
NOTE 1. Organization (continued)
Goldman, Sachs & Co., an affiliate of the Adviser, acts as the distributor (“Distributor”) of the Fund’s Interests on a best-efforts basis, subject to various conditions. The Interests are being offered through the Distributor and may also be offered through other brokers or dealers that have entered into selling agreements with the Distributor. Investments in the Fund may be subject to a sales charge of up to 3.00% by the Distributor.
Interests will be sold only to investors meeting all qualifications for investment in the Fund. The commencement date of the Fund has not been determined. The Distributor expects to deliver Interests purchased in the initial offering on such date it determines to be strategically appropriate (the “Initial Closing Date”).
The performance of the Fund will be directly affected by the performance of the Master Fund. Attached is the financial statement of the Master Fund, which is an integral part of this financial statement.
NOTE 2. Significant Accounting Policies
The Fund’s statement of assets, liabilities and member’s capital is prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
No provision for organizational costs and certain operating costs incurred prior to the Initial Closing Date have been made, as the Adviser has agreed to pay these costs directly.
Subject to the terms of the Expense Limitation Agreement (see NOTE 3), the Fund’s expenses incurred and to be incurred in connection with the initial offering of Interests will be amortized by the Fund over the 12-month period beginning on the Initial Closing Date.
No accrual for the payment of Federal, state or local income taxes has been provided. Each Member is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

Goldman Sachs Hedge Fund Partners Registered Fund, LLC
Notes to Statement of Assets, Liabilities and Member’s Capital
(unaudited)
June 30, 2007
NOTE 3. Investor Servicing Fee and Other Fees
The Fund has entered into an agreement with the Adviser, whereby the Adviser provides certain investor services and account maintenance services to members of the Fund. The Fund will pay the Adviser a monthly investor service fee equal to one twelfth of 0.50% of the Fund’s net assets as of each month-end (the “Investor Service Fee”), subject to certain adjustments.
The Fund will pay SEI Investments Global Funds Services (the “Administrator”) a monthly administration fee equal to one twelfth of 0.005% of the Fund’s net assets (prior to reduction for any Investor Service Fee), as well as one twelfth of $25,000 as of each month end (collectively, the “Administration Fee”). The Fund will also reimburse the Administrator for certain out-of-pocket expenses. The Administrator provides various administration, fund accounting, investor accounting, taxation and transfer agent services to the Fund.
The Adviser has entered into an Expense Limitation Agreement with the Fund pursuant to which the Adviser has agreed to waive and/or reimburse the Fund’s expenses, to the extent necessary so that the Fund’s annualized total expenses, including the Investor Servicing Fee, during the 12-month period beginning on the Initial Closing Date do not exceed 0.75% of the average of the net assets of the Fund as of each month-end during such 12-month period. The Adviser does not expect to waive or reimburse Fund expenses with respect to any subsequent periods.

Item 2. Code of Ethics.
                    Not applicable for the reporting period.
Item 3. Audit Committee Financial Expert.
                    Not applicable for the reporting period.
Item 4. Principal Accountant Fees and Services.
                    Not applicable for the reporting period.
Item 5. Audit Committee of Listed registrants.
                    Not applicable.
Item 6. Schedule of Investments
                    The registrant had not yet commenced investment operations as of the close of the reporting period. Therefore, no Schedule of Investments in securities of unaffiliated issuers is included herein or as part of the report to members filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
                    Goldman Sachs Hedge Fund Partners Registered Master Fund, LLC (the “Master Fund”) invests substantially all of its assets in the securities of Investment Funds, which are privately placed investment vehicles, typically referred to as “hedge funds.” These securities do not typically convey traditional voting rights to the holder and the occurrence of corporate governance or other notices for this type of investment is substantially less than that encountered in connection with registered equity securities. On occasion, however, the Goldman Sachs Hedge Fund Strategies LLC, the investment adviser to the Master Fund (the “Adviser”) and/or the Master Fund may receive notices from the Investment Funds seeking the consent of holders in order to change certain rights within the structure of the security itself or change terms of the Investment Fund’s limited partnership agreement, limited liability company operating agreement or similar agreement with investors. To the extent that the Master Fund receives notices or proxies from Investment Funds (or receives proxy statements or similar notices in connection with any other portfolio securities), the Master Fund has delegated proxy voting responsibilities with respect to the Master Fund’s portfolio securities to the Adviser, subject to the Master Fund Board’s general oversight and with the direction that proxies should be voted in the Master Fund’s best interest. The Adviser has adopted its own proxy voting policy (the “Policy”) for this purpose.
                    Under the Policy, the Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) are in the best interests of its clients’ long term investment returns; and (ii) minimize the potential impact of conflicts of interest. These principles reflect the Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders. Information regarding how the Master Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov.
                    The principles and positions reflected in the Policy are designed to guide the Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Adviser will periodically review the Policy to ensure that it continues to be consistent with the Adviser’s guiding principles.
          A. Private Investments and Fixed Income Securities
                    To the extent they have not been waived, voting decisions with respect to the securities of privately held issuers, including the Investment Funds, generally will be made by the Adviser based on its assessment of the particular transactions or other matters at issue.
                    If a material conflict of interest exists, the Adviser will determine whether any additional steps must be taken to ensure that the proxies are voted in the best interests of the Master Fund.
          B. Public Equity Investments
                    To implement the Adviser’s guiding principles for investments in publicly-traded equities, the Adviser follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals. A summary of the Guidelines is provided below.
                    ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Adviser’s policy generally to follow the Guidelines and recommendations from ISS, the Adviser’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.
                    In addition to assisting the Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Adviser to determine whether they are consistent with the Adviser’s guiding principles. ISS also assists the Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.
                    The Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Adviser currently receives from ISS.
                    The Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Adviser’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between the Adviser and other businesses within The Goldman Sachs Group, Inc.
                    In addition, the Master Fund may on occasion retain one or more subadvisers to manage and invest designated portions of the Master Fund’s assets either through a separately managed account or a separate investment vehicle in which the subadviser serves as general partner or managing member or in a similar capacity and the Master Fund is the sole limited partner or the only other member or equityholder. Where the Master Fund retains a subadviser, such subadviser generally will be responsible for voting proxies in accordance with such subadviser’s own policies. The Adviser may, however, retain such responsibility where it deems appropriate.
ISS PROXY VOTING GUIDELINES SUMMARY
The following is a summary of certain of the ISS Proxy Voting Guidelines, which form the substantive basis of the Adviser’s Policy on Proxy Voting (“Policy”) with respect to public equity investments. Unlike the abbreviated nature of this summary, the actual ISS Proxy Voting Guidelines address additional voting matters and provide more discussion regarding the factors that may determine ISS’s position on a matter. The Adviser may diverge from the ISS guidelines and a related ISS recommendation on any particular proxy vote or in connection with any individual investment decision.
(A) Auditors
Vote FOR proposals to ratify auditors, unless any of the following apply:
•	An auditor has a financial interest in or association with the company, and is therefore not independent,

•	Fees for non-audit services are excessive, or

•	There is reason to believe that the independent auditor has rendered an opinion which is neither accurate nor indicative of the company’s financial position.
(B) Board of Directors
(1) Voting on Director Nominees in Uncontested Elections
Votes on director nominees should be made on a case-by-case basis, examining, among other factors, the following factors: composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance relative to a market index, and whether the chairman is also serving as a CEO.
(2) Classification/Declassification of the Board
Vote AGAINST proposals to classify the board.
Vote FOR proposals to repeal classified boards and to elect all directors annually.

(3) Independent Chairman (Separate Chairman/CEO)
Generally vote FOR shareholder proposals requiring the position of chairman to be filled by an independent director unless there are compelling reasons to recommend against the proposal.
(4) Majority of Independent Directors/Establishment of Committees
Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by ISS’s definition of independence.
Vote FOR shareholder proposals asking that board audit, compensation, and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.
(C) Shareholder Rights
(1) Shareholder Ability to Act by Written Consent
Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.
(2) Shareholder Ability to Call Special Meetings
Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.
Vote for proposals that remove restrictions on the right of shareholders to act independently of management.
(3) Supermajority Vote Requirements
Vote AGAINST proposals to require a supermajority shareholder vote.
Vote FOR proposals to lower supermajority vote requirements.
(4) Cumulative Voting
Vote AGAINST proposals to eliminate cumulative voting.
Vote proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.
(5) Confidential Voting
Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election, as long as the proposal includes a provision for proxy contests as follows: In the case of a contested election, management should be permitted to request that the dissident group honor its confidential voting policy. If the dissidents agree, the policy remains in place. If the dissidents will not agree, the confidential voting policy is waived.
Vote FOR management proposals to adopt confidential voting.

(D) Proxy Contests
(1) Voting for Director Nominees in Contested Elections
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include, among others, the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.
(2) Reimbursing Proxy Solicitation Expenses
Vote CASE-BY-CASE. Where ISS recommends in favor of the dissidents, ISS also recommends voting for reimbursing proxy solicitation expenses.
(E) Poison Pills
Vote FOR shareholder proposals that ask a company to submit its poison pill to shareholder vote or redeem it.
(F) Mergers and Acquisitions
Vote CASE-BY-CASE on mergers and acquisitions based on such features, among others, as the fairness opinion, pricing, prospects of the combined company, and the negotiating process.
(G) Reincorporation Proposals
Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.
(H) Capital Structure
(1) Common Stock Authorization
Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis using a model developed by ISS.
Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.
Vote FOR proposals to approve increases beyond the allowable increase when a company’s shares are in danger of being de-listed or if a company’s ability to continue to operate as a going concern is uncertain.
(2) Dual-class Stock
Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote FOR proposals to create a new class of non-voting or sub-voting common stock if:
•	It is intended for financing purposes with minimal or no dilution to current shareholders

•	It is not designed to preserve the voting power of an insider or significant shareholder
(I) Executive and Director Compensation
Votes with respect to equity based compensation plans should be determined on a CASE-BY-CASE basis. The ISS methodology for reviewing compensation plans primarily focuses on the transfer of shareholder wealth (the dollar cost of pay plans to shareholders instead of simply focusing on voting power dilution). Using the expanded compensation data disclosed under the Securities and Exchange Commission’s rules, ISS will value every award type. ISS will include in its analyses an estimated dollar cost for the proposed plan and all continuing plans. This cost, dilution to shareholders’ equity, will also be expressed as a percentage figure for the transfer of shareholder wealth, and will be considered along with dilution to voting power. Once ISS determines the estimated cost of the plan, ISS compares it to a company-specific dilution cap.
Vote AGAINST equity plans that explicitly permit repricing of underwater stock options without shareholder approval.
(1) Management Proposals Seeking Approval to Reprice Options
Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis giving consideration to the following:
•	Historic trading patterns

•	Rationale for the repricing

•	Value-for-value exchange

•	Option vesting

•	Term of the option

•	Exercise price

•	Participation
(2) Employee Stock Purchase Plans
Votes on employee stock purchase plans should be determined on a CASE-BY-CASE basis.
Vote FOR employee stock purchase plans where all of the following apply:
•	Purchase price is at least 85 percent of fair market value;

•	Offering period is 27 months or less; and

•	Potential voting power dilution is ten percent or less.

Vote AGAINST employee stock purchase plans where any of the opposite conditions obtain.
(3) Shareholder Proposals on Compensation
Generally, vote FOR shareholder proposals seeking additional disclosure of executive and director pay information and shareholder proposals to put option repricings to a shareholder vote.
Vote AGAINST shareholder proposals seeking to set absolute levels on compensation or otherwise dictate the amount or form of compensation.
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.
(J) Social and Environmental Issues
These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.
Generally, ISS votes CASE-BY-CASE on such proposals. However, there are certain specific topics where ISS generally votes FOR the proposal (e.g., proposals seeking a report on a company’s animal welfare standards) or AGAINST the proposal (e.g., reports on foreign military sales or offsets).
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
                    The person at the Adviser who will initially have primary responsibility for the day-to-day management of the Master Fund’s portfolio is Kent A. Clark.
Kent A. Clark, CFA, is the chief investment officer of Goldman Sachs Hedge Fund Strategies LLC (“HFS”). With professionals located in New York, London, Tokyo, Hong Kong and Princeton, HFS manages over $18 billion in assets globally and is one of the largest managers of fund of hedge funds portfolios. Mr. Clark joined Goldman Sachs Asset Management in 1992 as a member of the Quantitative Equity team, where he managed Global Equity portfolios and equity market neutral trading strategies. In this capacity, he also developed risk and return models. Mr. Clark became a managing director in 1998 and a partner in 2004. Mr. Clark’s research has been published in the Journal of Financial and Quantitative Analysis and in Enhanced Indexing. He coauthored A Strategic Role for Hedge Funds, authored Active Risk Budgeting in Action: Understanding Hedge Fund Performance, Hedge Funds: Have You Missed the Boat? and contributed a chapter to Modern Investment Management: An Equilibrium Approach. Mr. Clark serves on the Board of Governors of the New School for Jazz and Contemporary Music. Mr. Clark joined Goldman Sachs from the University of Chicago Graduate School of Business, where he completed all but his dissertation in the PhD program and earned an MBA. He holds a Bachelor of Commerce degree from the University of Calgary.
As the portfolio manager, Mr. Clark is primarily responsible for overseeing the investment process and risk management for the Master Fund. Mr. Clark also chairs an investment committee that approves all Investment Managers for investment by, and sets portfolio sector and strategy weights for, the Master Fund.

Other Accounts Managed by the Portfolio Manager (1)

	Number of Other Accounts Managed and			Number of Accounts and Total Value of Assets
	Total Value of Assets by Account Type			for Which Advisory Fee is Performance-Based
for Which There is No Performance-
Based Fee
Name of	Registered	Other Pooled		Registered	Other Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	Accounts	Companies	Vehicles	Accounts

Kent A. Clark	None	6 accounts	4 accounts	None	82 accounts	4 accounts
		$371,161,219	$434,677,746		$19,313,880,331	$815,638,035

(1) As of June 30, 2007.
Conflicts of Interest
Mr. Clark is responsible for managing other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, including unregistered hedge funds and funds of hedge funds. He may manage separate accounts or other pooled investment vehicles which may have materially higher or different fee arrangements than the Fund and the Master Fund and may also be subject to performance-based fees. The side-by-side management of these separate accounts and pooled investment vehicles may raise potential conflicts of interest relating to cross trading and the allocation of investment opportunities.
The Adviser has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and to allocate investments to client accounts in a fair and timely manner. To this end, the Adviser has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, the Adviser and the Master Fund have adopted policies limiting the circumstances under which cross-trades may be effected between the Master Fund and other client accounts. The Adviser conducts periodic reviews of the transactions of the Master Fund for consistency with these policies.
Compensation
Base Salary and Performance Bonus
The Adviser’s compensation package for Mr. Clark is comprised of a base salary and a performance bonus. The performance bonus is a function of Mr. Clark’s individual performance and his contribution to overall team performance. Mr. Clark is rewarded for his ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by Mr. Clark’s and the Adviser’s total revenues for the past year which in part is derived from advisory fees, and for certain accounts and pooled investment vehicles’ performance-based fees. Anticipated compensation levels among competitor firms may also be considered, but do not constitute a principal factor.
The following criteria are considered:
•	Individual performance (relative, absolute)

•	Team performance (relative, absolute)

•	Consistent performance that aligns with clients’ objectives

Other Compensation
In addition to a base salary and a performance bonus, the Adviser has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401K program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Mr. Clark may also receive grants of restricted stock units and/or stock options as part of their compensation.
Mr. Clark may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.
Portfolio Manager’s Ownership of Securities in the Master Fund

Dollar Range of Securities Beneficially Owned by
Name of Portfolio Manager	Portfolio Manager (1)

Kent A. Clark	None

(1) As of June 30, 2007.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
                    Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
                    There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of managers.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics is incorporated by reference to Exhibit 12(a)(1) of the registrant’s Form N-CSR filed on March 10, 2006 (Accession No. 0000895345-06-000336).

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Goldman Sachs Hedge Fund Partners Registered Fund, LLC

By (Signature and Title)*	/s/ Kent A. Clark
Kent A. Clark, President and Chief Investment Officer (principal executive officer)

Date September 4, 2007
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kent A. Clark
Kent A. Clark, President and Chief Investment Officer (principal executive officer)

Date	September 4, 2007

By (Signature and Title)*	/s/ Jennifer Barbetta
Jennifer Barbetta, Chief Financial Officer (principal financial officer)

Date	September 4, 2007

*	Print the name and title of each signing officer under his or her signature.